Inventories (Tables)	12 Months Ended
Mar. 31, 2015
Inventories
Schedule of Inventory, Current
	Yen in millions
	March 31
	2014	2015
Finished goods	¥51,671	¥75,423
Raw materials	39,974	51,172
Work in process	29,011	39,309
Supplies and other	3,669	5,107

	¥124,325	¥171,011